SCHEDULE OF COMPUTATION OF NET LOSS PER SHARE BASIC AND DILUTED (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (1,240)	$ (26,604)	$ (12,590)	$ (38,788)	$ (44,555)	$ (21,684)
Weighted average shares outstanding - basic	8,226	361	5,657	361	910	354
Weighted average shares outstanding - diluted	8,226	361	5,657	361	910	354
Net loss per common share - basic	$ (0.15)	$ (73.70)	$ (2.23)	$ (107.45)	$ (48.96)	$ (61.25)
Net loss per common share - diluted	$ (0.15)	$ (73.70)	$ (2.23)	$ (107.45)	$ (48.96)	$ (61.25)